Rule 497 (e)

333-198590

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

SUPPLEMENT DATED DECEMBER 18, 2015

TO PROSPECTUS DATED APRIL 17, 2015

Appendix A has been updated to include the addition of the following Investment Options:

Fund Name	Objective
Columbia VP — AQR Managed Futures Strategy	Positive absolute returns.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS.  READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-12-18-2015